Expense Example - Service - BlackRock Advantage Large Cap Value Fund - Service	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,146